Cover	Dec. 06, 2023
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 06, 2023
Entity File Number	001-40713
Entity Registrant Name	Nova Vision Acquisition Corp.
Entity Central Index Key	0001858028
Entity Incorporation, State or Country Code	D8
Entity Address, Address Line One	2 Havelock Road
Entity Address, Address Line Two	#07-12
Entity Address, Country	SG
Entity Address, Postal Zip Code	059763
City Area Code	+65
Local Phone Number	87183000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units Each Consisting Of One Ordinary Share Par Value 0. 0001 Per Share One Redeemable Warrant Entitling Holder To Purchase One Half Of Ordinary Share And One Right Entitling Holder To Receive Onetenth Of Ordinary Share [Member]
Title of 12(b) Security	Units, each consisting of one Ordinary Share
Trading Symbol	NOVVU
Security Exchange Name	NASDAQ
Ordinary Shares [Member]
Title of 12(b) Security	Ordinary Shares
Trading Symbol	NOVV
Security Exchange Name	NASDAQ
Warrants [Member]
Title of 12(b) Security	Warrants
Trading Symbol	NOVVW
Security Exchange Name	NASDAQ
Rights [Member]
Title of 12(b) Security	Rights
Trading Symbol	NOVVW
Security Exchange Name	NASDAQ